Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-15264
Entity Registrant Name	ALUMINUM CORP OF CHINA LTD
Entity Central Index Key	0001161611
Entity Incorporation, State or Country Code	F4
Entity Address, Address Line One	No. 62 North Xizhimen Street
Entity Address, Address Line Two	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100082
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shanghai, the People’s Republic of China
Auditor Firm ID	1424
Domestic Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	13,217,625,583
H Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,943,965,968
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	No. 62 North Xizhimen Street
Entity Address, Address Line Two	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100082
City Area Code	86
Local Phone Number	10 8229 8322
Contact Personnel Name	Zhu Runzhou
Contact Personnel Email Address	ir@chalco.com.cn